Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization and Basis of Presentation
Organization and Basis of Presentation

1.Organization and Basis of Presentation

Orchestra BioMed Holdings, Inc. (formerly known as Health Sciences Acquisitions Corporation 2) (collectively, with its subsidiaries, “Orchestra” or the “Company”) is a biomedical innovation company accelerating high-impact technologies to patients through risk-reward sharing partnerships with leading medical device companies. The Company’s partnership-enabled business model focuses on forging strategic collaborations with leading medical device companies to drive successful global commercialization of products it develops. The Company’s flagship product candidates are BackBeat Cardiac Neuromodulation Therapy (“BackBeat CNT”) for the treatment of hypertension (“HTN”), a significant risk factor for death worldwide, and Virtue Sirolimus AngioInfusion Balloon (“Virtue SAB”) for the treatment of atherosclerotic artery disease, the leading cause of mortality worldwide.

Prior to January 26, 2023, the Company was a special purpose acquisition company formed for the purpose of entering into a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. On January 26, 2023 (the “Closing Date”), the Company consummated the business combination contemplated by the Agreement and Plan of Merger, dated as of July 4, 2022 (as amended by Amendment No. 1 to Agreement and Plan of Merger, dated July 21, 2022, and Amendment No. 2 to Agreement and Plan of Merger, dated November 21, 2022, the “Merger Agreement”) by and among Health Sciences Acquisitions Corporation 2, a special purpose acquisition company incorporated as a Cayman Islands exempted company in 2020 (“HSAC2”), HSAC Olympus Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of HSAC2 (“Merger Sub”), and Orchestra BioMed, Inc. (“Legacy Orchestra”). Pursuant to the Merger Agreement, (i) HSAC2 deregistered in the Cayman Islands in accordance with the Companies Act (2022 Revision) (As Revised) of the Cayman Islands and domesticated as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law (the “Domestication”) and (ii) Merger Sub merged with and into Legacy Orchestra, with Legacy Orchestra as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of Orchestra (the “Merger” and, together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Business Combination”). As part of the Domestication, the Company’s name was changed from “Health Sciences Acquisitions Corporation 2” to “Orchestra BioMed Holdings, Inc.” See Note 3 for additional information.

Legacy Orchestra, the Company’s wholly owned subsidiary, was incorporated in Delaware in January 2017 and was formed to acquire operating and other assets as well as to raise capital conducted through private placements. In May 2018, Legacy Orchestra concurrently completed its formation mergers (the “Formation Mergers”) with Caliber Therapeutics, Inc. (“Caliber”), a Delaware corporation, BackBeat Medical, Inc. (“BackBeat”), a Delaware Corporation, and FreeHold Surgical, Inc. (“FreeHold”), a Delaware corporation.

Caliber

Caliber was incorporated in Delaware in October 2005 and began development of its lead product Virtue SAB in 2008. Virtue SAB is a patented drug/device combination product candidate for the treatment of artery disease that delivers a proprietary extended release formulation of sirolimus called SirolimusEFR to the vessel wall during balloon angioplasty without any coating on the balloon surface or the need for leaving a permanent implant such as a stent in the artery. In 2019, Legacy Orchestra entered into a distribution agreement with Terumo Medical Corporation (“Terumo”) for global development and commercialization of Virtue SAB (the “Terumo Agreement”) (See Note 4).

BackBeat

BackBeat was incorporated in Delaware in January 2010 and began development of its lead product BackBeat CNT that same year. BackBeat CNT is a patented implantable cardiac stimulation-based treatment for hypertension that is designed to immediately, substantially and persistently lower blood pressure while simultaneously modulating autonomic nervous system responses that normally drive and maintain blood pressure higher. BackBeat is currently in a pre-revenue stage of operations. Refer to Note 5 for details regarding the Exclusive License and Collaboration Agreement, dated as of June 30, 2022, by and among, Legacy Orchestra, BackBeat Medical, LLC and Medtronic, Inc. (an affiliate of Medtronic plc) (the “Medtronic Agreement”).

FreeHold

FreeHold was incorporated in Delaware in May 2010 and began development of its hands-free, intracorporeal retractor device for minimally-invasive surgery in 2012. FreeHold is engaged in the development, sales and marketing of its retractor products that provide optimized visual and total surgeon control during laparoscopic and robotic procedures.

Basis of Presentation and Liquidity

The accompanying unaudited interim condensed consolidated financial statements have been prepared pursuant to the rules and regulation of the U.S. Securities and Exchange Commission (“SEC”) for interim financial reporting. These condensed statements are unaudited and, in the opinion of management, include all adjustments (consisting of normal recurring adjustments and accruals) necessary to fairly present the results of the interim periods. The condensed consolidated balance sheet at December 31, 2022 has been derived from the audited financial statements at that date. Operating results and cash flows for the six months ended June 30, 2023 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2023 or any other future period. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been omitted in accordance with the rules and regulations for interim reporting of the SEC. These interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in our report for the year ended December 31, 2022 together with the related notes thereto, filed as Exhibit 99.1 to the Company’s Form 8-K/A filed with the SEC on March 24, 2023.

The Company has a limited operating history and the sales and income potential of its businesses and markets are unproven. As of June 30, 2023, the Company had an accumulated deficit of $222.7 million and has experienced net losses each year since its inception. The Company expects to incur substantial operating losses in future periods and will require additional capital as it seeks to advance its products to commercialization. The Company is subject to a number of risks and uncertainties similar to those of other companies of the same size within the biomedical device industry, such as uncertainty of clinical trial outcomes, uncertainty of additional funding, and history of operating losses.

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements — Going Concern, which requires management to assess the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.

Based on the available balance of cash and cash equivalents and marketable securities as of June 30, 2023, management has concluded that sufficient capital is available to fund its operations and meet cash requirements through the one-year period subsequent to the issuance date of these financial statements. Management may consider plans to raise capital beyond the one-year period subsequent to the issuance date of these financial statements through issuance of equity securities, debt securities, and/or additional development and commercialization partnerships for other products within the Company’s development pipeline. The source, timing and availability of any future financing will depend principally upon market conditions, and, more specifically, on the progress of the Company’s research and development programs.

1.Organization and Basis of Presentation

Orchestra BioMed Holdings, Inc. (formerly known as Health Sciences Acquisitions Corporation 2) (collectively, with its subsidiaries, “Orchestra” or the “Company”) is a biomedical innovation company seeking to provide high-impact solutions for large unmet needs in procedure-based medicine. The Company’s partnership-enabled business model focuses on forging strategic collaborations with leading medical device companies to drive successful global commercialization of products it develops. The Company’s business model seeks to adapt the strategic partnering tactics widely used by the biopharmaceutical industry to the medical device market. The Company’s goal is to accelerate and improve the likelihood of the Company’s product candidates reaching patients and providers worldwide by sharing the risks and rewards of developing and commercializing these product candidates with established companies. The Company’s flagship product candidates are Virtue Sirolimus AngioInfusion Balloon (“Virtue SAB”) for the treatment of artery disease, the leading cause of mortality worldwide, and BackBeat Cardiac Neuromodulation Therapy (“BackBeat CNT”) for the treatment of hypertension, a significant risk factor for death worldwide. The Company has additional product candidates in its pipeline and plans to thoughtfully expand its product pipeline in the future through acquisitions, strategic collaborations, licensing and organic development.

Orchestra BioMed, Inc. (“Legacy Orchestra”) was incorporated in Delaware in January 2017 and was formed to acquire operating and other assets as well as to raise capital conducted through private placements. In May 2018, Legacy Orchestra concurrently completed its formation mergers (the “Formation Mergers”) with Caliber Therapeutics, Inc. (“Caliber”), a Delaware corporation, BackBeat Medical, Inc. (“BackBeat”), a Delaware Corporation, and FreeHold Surgical, Inc. (“FreeHold”), a Delaware corporation.

Caliber

Caliber was incorporated in Delaware in October 2005 and began development of its lead product Virtue SAB in 2008. Virtue SAB is a patented drug/device combination product candidate for the treatment of artery disease that delivers a proprietary extended release formulation of sirolimus called SirolimusEFR to the vessel wall during balloon angioplasty without any coating on the balloon surface or the need for leaving a permanent implant such as a stent in the artery. In 2019, the Company entered into a distribution agreement with Terumo Medical Corporation (“Terumo”) for global development and commercialization of Virtue SAB (the “Terumo Agreement”) (Note 3).

BackBeat

BackBeat was incorporated in Delaware in January 2010 and began development of its lead product BackBeat CNT that same year. BackBeat CNT is a patented implantable cardiac stimulation-based treatment for hypertension that is designed to immediately, substantially and persistently lower blood pressure while simultaneously modulating autonomic nervous system responses that normally drive and maintain blood pressure higher. BackBeat is currently in a pre-revenue stage of operations. Refer to Note 4 for details regarding the Exclusive License and Collaboration Agreement, dated as of June 30, 2022, by and among, Orchestra, BackBeat Medical, LLC and Medtronic, Inc. (an affiliate of Medtronic plc) (the “Medtronic Agreement”).

FreeHold

FreeHold was incorporated in Delaware in May 2010 and began development of its hands-free, intracorporeal retractor device for minimally-invasive surgery in 2012. FreeHold is engaged in the development, sales and marketing of its retractor products that provide optimized visual and total surgeon control during laparoscopic and robotic procedures. The Company generated revenue of approximately $693,000 and $671,000 during the years ended December 31, 2021 and 2022, respectively related to this legacy FreeHold Surgical, Inc. technology.

Business Combination Transaction

Prior to January 26, 2023, Health Sciences Acquisitions Corporation 2 was a special purpose acquisition company formed for the purpose of entering into a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. On January 26, 2023 (the “Closing Date”), the Company consummated the business combination contemplated by the Agreement and Plan of Merger, dated as of July 4, 2022 (as amended by Amendment No. 1 to Agreement and Plan of Merger, dated July 21, 2022, and Amendment No. 2 to Agreement and Plan of Merger, dated November 21, 2022, the “Merger Agreement”) by and among Health Sciences Acquisitions Corporation 2, a special purpose acquisition company incorporated as a Cayman Islands exempted company in 2020 (“HSAC2”), HSAC Olympus Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of HSAC2 (“Merger Sub”), and Legacy Orchestra. Pursuant to the Merger Agreement, (i) HSAC2 deregistered in the Cayman Islands in accordance with the Companies Act (2022 Revision) (As Revised) of the Cayman Islands and domesticated as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law (the “Domestication”) and (ii) Merger Sub merged with and into Legacy Orchestra, with Legacy Orchestra as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of Orchestra (the “Merger” and, together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Business Combination”). As part of the Domestication, the Company’s name was changed from “Health Sciences Acquisitions Corporation 2” to “Orchestra BioMed Holdings, Inc.”

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, HSAC2 is treated as the “acquired” company and Legacy Orchestra is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Orchestra issuing stock for the net assets of HSAC2, accompanied by a recapitalization. Accordingly, all historical financial information presented in these consolidated financial statements represent the operations of Legacy Orchestra, and the shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on the exchange ratio established in the Merger Agreement (the “Exchange Ratio”). Upon the closing of the Business Combination, the Company’s certificate of incorporation provided for, among other things, a total number of authorized shares of capital stock of 350,000,000 shares, of which 340,000,000 shares were designated common stock, $0.0001 per value per share, and of which 10,000,000 shares were designated preferred stock, $0.0001 par value per share.

Basis of Presentation and Liquidity

The accompanying consolidated financial statements herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Company has a limited operating history and the sales and income potential of its businesses and markets are unproven. As of December 31, 2022, the Company had an accumulated deficit of $199.7 million and has experienced net losses each year since its inception. The Company expects to incur substantial operating losses in future periods and will require additional capital as it seeks to advance its products to commercialization. The Company is subject to a number of risks and uncertainties similar to those of other companies of the same size within the biotechnology industry, such as uncertainty of clinical trial outcomes, uncertainty of additional funding, and history of operating losses.

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements — Going Concern, which requires management to assess the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.

Based on the available balance of cash and cash equivalents and marketable securities as of December 31, 2022, as well as the proceeds received from the consummation of the Business Combination in January 2023 (Note 14), management has concluded that sufficient capital is available to fund its operations and meet cash requirements through the one-year period subsequent to the issuance date of these financial statements. Management may consider plans to raise capital beyond the one-year period subsequent to the issuance date of these financial statements through issuance of equity securities, debt securities, and/or additional development and commercialization partnerships for other products within the Company’s development pipeline. The source, timing and availability of any future financing will depend principally upon market conditions, and, more specifically, on the progress of the Company’s research and development programs.